Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Derivatives liabilities	₩ 95,157	₩ 91,739
Financial guarantee liabilities	11,370	19,902
Other financial liabilities, current	106,527	111,641
Non-current
Derivatives liabilities	79,984	18,300
Financial guarantee liabilities	7,068	5,696
Other financial liabilities, non-current	₩ 87,052	₩ 23,996